Operating costs - Operating costs (Details) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Expense by nature [line items]
Excise duties	£ 6,420	£ 5,945	£ 6,427
Cost of sales	5,038	4,654	4,866
Marketing	2,163	1,841	2,042
Other operating items	1,801	3,120	1,917
Operating expenses	15,422	15,560	15,252
Increase in inventories	(293)	(275)	(446)
Raw materials and consumables	3,126	2,842	3,007
Marketing	2,163	1,841	2,042
Other external charges	1,978	2,044	2,285
Staff costs	1,586	1,404	1,580
Depreciation, amortisation and impairment	447	1,839	374
Gains on disposal of properties	(1)	(2)	(5)
Net foreign exchange losses/(gains)	22	15	(7)
Other operating income	(26)	(93)	(5)
Great Britain
Expense by nature [line items]
Excise duties	1,018	930	898
United States
Expense by nature [line items]
Excise duties	589	585	587
India
Expense by nature [line items]
Excise duties	2,127	1,927	2,202
Other
Expense by nature [line items]
Excise duties	£ 2,686	£ 2,503	£ 2,740